Equity (Details) - Schedule of issued and outstanding share capital	12 Months Ended
Dec. 31, 2022 shares
Schedule of issued and outstanding share capital [Abstract]
Balance at January 1, 2022	3,091,740
Issuance of share capital – June 2022 Financing Round (Note 18h)	335,000
Exercise of pre-funded warrants (Note 18g)	100,000
Exercise of pre-funded warrants (Note 18h)	3,211,100
Share issued to a consultant (Note 18f)	61,000
Balance at December 31, 2022	6,798,840